Share Based Compensation - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance	384,111,187
Options granted for the year	0	0
Unrecognized compensation expense	¥ 0	¥ 0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award granted, contractual term	10 years
Share based award granted, vesting period	4 years
Share-based compensation expenses	¥ 12,458	¥ 25,134	¥ 30,535
Unrecognized compensation expense, weighted average period recognized	1 year 10 months 20 days	2 years 8 months 15 days
Unrecognized compensation expense	¥ 12,859	¥ 43,909
Total fair value of RSUs vested	3,782	7,070	21,351
Intrinsic value of RSUs vested	¥ 3,782	7,070	21,351
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award granted, contractual term	10 years
Share based award granted, vesting period	4 years
Share vested term after resignation	15 days
Share-based compensation expenses, requisite service period	4 years
Share-based compensation expenses	¥ 0	¥ 1,161	1,650
Unrecognized compensation expense			¥ 244
Unrecognized compensation expense, weighted average period recognized			1 month 9 days